ADVISORSHARES HOTEL ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.3%

Entertainment – 20.7%
Golden Entertainment, Inc.*	9,839	$571,351
Marriott Vacations Worldwide Corp.	472	74,434
Monarch Casino & Resort, Inc.*	5,208	454,294
Penn National Gaming, Inc.*	4,313	182,957
Red Rock Resorts, Inc., Class A	3,962	192,395
Vail Resorts, Inc.	449	116,861
Total Entertainment		1,592,292

Internet – 8.0%
Airbnb, Inc., Class A*	1,827	313,806
Booking Holdings, Inc.*	58	136,210
Expedia Group, Inc.*	846	165,537
Total Internet		615,553

Leisure Time – 4.8%
Carnival Corp.*	3,990	80,678
Norwegian Cruise Line Holdings Ltd.*(a)	9,236	202,084
Royal Caribbean Cruises Ltd.*	1,025	85,874
Total Leisure Time		368,636

Lodging – 54.4%
Bluegreen Vacations Holding Corp.*	18,632	550,948
Boyd Gaming Corp.	6,025	396,325
Century Casinos, Inc.*	24,736	295,595
Choice Hotels International, Inc.	3,094	438,606
Full House Resorts, Inc.*	31,452	302,254
Hilton Grand Vacations, Inc.*	2,362	122,848
Hilton Worldwide Holdings, Inc.*	943	143,091
Hyatt Hotels Corp., Class A*	1,074	102,513
InterContinental Hotels Group PLC (United Kingdom)(a)(b)	2,538	174,665
Marriott International, Inc., Class A*	2,271	399,128
Playa Hotels & Resorts NV*	19,811	171,365
Target Hospitality Corp.*	98,711	592,266
Travel + Leisure Co.	2,067	119,762
Wyndham Hotels & Resorts, Inc.	4,283	362,727
Total Lodging		4,172,093

REITS – 9.4%
Gaming and Leisure Properties, Inc.	8,142	382,104
VICI Properties, Inc.	11,824	336,511
Total REITS		718,615

Total Common Stocks
(Cost $7,185,111)		7,467,189

MONEY MARKET FUND – 2.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(c)
(Cost $219,909)	219,909	219,909

Investments	Principal	Value
REPURCHASE AGREEMENT – 2.4%(d)
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $178,715, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $182,288)
(Cost $178,714)	$178,714	$178,714

Total Investments – 102.6%
(Cost $7,583,734)		7,865,812
Liabilities in Excess of Other Assets – (2.6%)		(193,623)
Net Assets – 100.0%		$7,672,189

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $369,191; the aggregate market value of the collateral held by the fund is $374,634. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $195,920.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,467,189	$–	$–	$7,467,189
Money Market Fund	219,909	–	–	219,909
Repurchase Agreement	–	178,714	–	178,714
Total	$7,687,098	$178,714	$–	$7,865,812

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Entertainment	20.7%
Internet	8.0
Leisure Time	4.8
Lodging	54.4
REITS	9.4
Money Market Fund	2.9
Repurchase Agreement	2.4
Total Investments	102.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%